Material accounting policy information and estimates (Tables)	6 Months Ended
Jun. 30, 2024
Statement [LineItems]
Disclosure of Closing and Weighted Average Foreign Exchange Rates	The following exchange rates (most relevant rates to Aegon) are applied for the condensed consolidated interim financial statements:

Closing exchange rates			USD	GBP

June 30, 2024	1	EUR	1.0718	0.8478

December 31, 2023	1	EUR	1.1047	0.8665

Weighted average exchange rates			USD	GBP

Six months ended June 30, 2024	1	EUR	1.0811	0.8547

Six months ended June 30, 2023	1	EUR	1.0806	0.8763